Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	T. Rowe Price Multi-Sector Account Portfolios, Inc.
Central Index Key	0001533490
Amendment Flag	false
Document Creation Date	Jul. 01, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	May 01, 2013